Commitments and Contingencies - Additional Information (Detail) - USD ($)						1 Months Ended			3 Months Ended	9 Months Ended		12 Months Ended
	Aug. 09, 2022	Mar. 29, 2022	Oct. 19, 2021	Mar. 24, 2021	Jun. 28, 2019	Oct. 31, 2024	Jan. 31, 2024	Jan. 31, 2022	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jan. 15, 2024
Commitments And Contingencies [Line Items]
Incremental assets under management	$ 700,000,000				$ 700,000,000
Earnout unit exchange per share												$ 10.66
Maximum weighted-average number of shares outstanding percentage												100.00%
Redemptions of common stock, value									$ 1,000	$ 1,000	$ 1,000	$ 1,248	$ 112	$ 390
Loss contingency other non-cancellable future payments due in year one									3,000,000	$ 3,000,000		$ 3,100,000
Loss contingency other non-cancellable future payment due year one										2024		2024
Insurance claim for damages												$ 8,300,000
Loss contingency other non-cancellable future payment due year two									11,200,000	$ 11,200,000
Loss contingency other non-cancellable future payment due year three									4,200,000	4,200,000
Loss contingency other non-cancellable future payment due year four									$ 3,900,000	$ 3,900,000
Loss contingency other non-cancellable future payment due year two										2025
Loss contingency other non-cancellable future payment due year three										2026
Loss contingency other non-cancellable future payment due year four										2027
Distribution Reinvestment Plan
Commitments And Contingencies [Line Items]
Amendment, suspension or termination period of share										10 days		10 days
Description for termination of offering										The DRP Offering may be terminated at any time upon 10 days’ prior written notice to stockholders.		The DRP Offering may be terminated at any time upon 10 days’ prior written notice to stockholders.
Share Redemption Program
Commitments And Contingencies [Line Items]
Amendment, suspension or termination period of share										30 days		30 days
Net asset value per share and redemption price															$ 15.25
Maximum weighted-average number of shares outstanding percentage										5.00%		5.00%
Redemptions of common stock (in shares)										2,000,000		1,500,000	200,000	400,000
Redemptions of common stock, value							$ 3,900,000	$ 1,700,000		$ 29,900,000		$ 22,900,000	$ 2,400,000	$ 5,600,000
Share Redemption Program | Subsequent Event
Commitments And Contingencies [Line Items]
Redemptions of common stock, value						$ 12,600,000	$ 3,900,000
Operating Partnership Redemption Rights
Commitments And Contingencies [Line Items]
Number of shares issuable upon conversion of partnership units										1		1
Requisite minimum outstanding period for conversion eligibility										1 year		1 year
Class A and Class T Common Stock | Distribution Reinvestment Plan
Commitments And Contingencies [Line Items]
Estimated value per share under distribution reinvestment plan									$ 15.25	$ 15.25		$ 15.25
Class A Common stock
Commitments And Contingencies [Line Items]
Earnout unit exchange per share			$ 10.66
Class A Common stock | Distribution Reinvestment Plan
Commitments And Contingencies [Line Items]
Shares issued pursuant to distribution reinvestment plan										10,300,000		8,200,000
Class A Common stock | Current DRP Offering
Commitments And Contingencies [Line Items]
Shares issued pursuant to distribution reinvestment plan										500,000
Class T Common stock | Distribution Reinvestment Plan
Commitments And Contingencies [Line Items]
Shares issued pursuant to distribution reinvestment plan										1,300,000		1,100,000
Class T Common stock | Current DRP Offering
Commitments And Contingencies [Line Items]
Shares issued pursuant to distribution reinvestment plan										100,000
Redeemable Common Stock
Commitments And Contingencies [Line Items]
Redemptions of common stock, value											$ 18,992,000
Redeemable Common Stock | Share Redemption Program
Commitments And Contingencies [Line Items]
Redemptions of common stock, value										$ 17,300,000		$ 19,000,000		$ 3,900,000
Class A-1 Units
Commitments And Contingencies [Line Items]
Number of shares issuable upon conversion of partnership units	1,094,434	1,094,434		1,121,795
Class A-2 Units
Commitments And Contingencies [Line Items]
Limited Partnership Units					3,283,302
Number of shares issuable upon conversion of partnership units	1,094,434	1,094,434		1,094,434
Class A-2 Units | Maximum
Commitments And Contingencies [Line Items]
Incremental assets under management					$ 500,000,000
Class A-2 Units | Minimum
Commitments And Contingencies [Line Items]
Incremental assets under management					$ 300,000,000